Comprehensive Income or Loss - Changes in Components of Accumulated Other Comprehensive Income or Loss, Net of Tax (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components Of Accumulated Other Comprehensive Income Loss Line Items
Beginning balance, Foreign Currency Translation	$ (62.6)	$ (12.6)	$ 78.5
Net unrealized gain (loss) arising during the period, Foreign Currency Translation	35.3	(50.0)	(91.1)
Reclassification of loss into earnings, Foreign Currency Translation
Ending balance, Foreign Currency Translation	(27.3)	(62.6)	(12.6)
Beginning balance, Derivative Instruments	(5.2)	(8.3)	(10.7)
Net unrealized gain (loss) arising during the period, Derivative Instruments	0.5	(1.5)	(1.6)
Reclassification of loss into earnings, Derivative Instruments	3.4	4.6	4.0
Ending balance, Derivative Instruments	(1.3)	(5.2)	(8.3)
Beginning balance, Defined Benefit Plans	(12.4)	1.1	10.8
Net unrealized gain (loss) arising during the period, Defined Benefit Plans	(9.2)	(13.8)	(9.7)
Reclassification of loss into earnings, Defined Benefit Plans	0.8	0.3
Ending balance, Defined Benefit Plans	(20.8)	(12.4)	1.1
Beginning balance, Accumulated Other Comprehensive Income (Loss)	(80.2)	(19.8)	78.6
Net unrealized gain (loss) arising during the period, Accumulated Other Comprehensive Income (Loss)	26.6	(65.3)	(102.4)
Reclassification of loss into earnings, Accumulated Other Comprehensive Income (Loss)	4.2	4.9	4.0
Ending balance, Accumulated Other Comprehensive Income (Loss)	$ (49.4)	$ (80.2)	$ (19.8)